Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 1
3
. Fair Value Measurements
The Company follows the guidance in ASC Topic 820,
Fair Value Measurement
. For assets and liabilities measured at fair value on a recurring and nonrecurring basis, a three-level hierarchy of measurements based upon observable and unobservable inputs is used to arrive at fair value. The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

As of December 31, 2021 and 2020, the carrying amount of accounts receivable, other current assets, other assets, accounts payable, and accrued and other current liabilities approximated their estimated fair value due to their relatively short maturities.
The Company did not have warrant liabilities or earnout liabilities as of December 31, 2020. The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements on a Recurring Basis
	Level 1	Level 2	Level 3	Total
Warrant Liability – Private Placement Warrants	$15,228	$—	$—	$15,228
Earnout shares liability	—	—	103,761	103,761
Private Placement Warrants
The estimated fair value of the private placement warrants (the “Private Placement Warrants”) at July 16, 2021 is determined using Level 3 inputs by using the binominal lattice model (“BLM”), the application of BLM requires the use of several inputs and significant unobservable assumptions, including volatility. Significant judgment is required in determining the expected volatility of our common stock. The following table provides quantitative information regarding Level 3 fair value measurement inputs:

Assumption	July 16, 2021
Stock price	$10.33
Exercise price (strike price)	$11.50
Risk-free interest rate	0.8%
Volatility	34.2%
Remaining term (in years)	5.00

Following the lapsing of certain transferability restrictions subsequent to the Business Combination, the features of the Private Placement Warrants became identical to the Public Warrants (as defined in Note 16, Stockholders’ Equity), except that so long as they are held by the sponsor of the Business Combination, the Private Placement Warrants are not redeemable by the Company. Due to these similarities, the estimated fair value of the Private Placement warrants was equal to the fair value of the Public Warrants using level 1 inputs at December 31, 2021.
The following table presents the changes in the liability for Private Placement Warrants during the year ended December 31, 2021 (in thousands):

Balance as of July 16, 2021	$19,395
Change in estimated fair value	(4,167)

Balance as of December 31, 2021	$15,228

Earnout
The fair value of the earnout shares was estimated by utilizing a Monte-Carlo simulation model. The inputs into the Monte-Carlo pricing model included significant unobservable inputs. The following table provides quantitative information regarding Level 3 fair value measurement inputs:

Assumption	December 31, 2021	July 16, 2021
Stock price	$6.49	$10.33
Risk-free interest rate	1.2%	0.8%
Volatility	90.0%	90.0%
Remaining term (in years)	4.54	5.00
The following table presents the changes in earnout liability during the nine months ended December 31, 2021 (in thousands):

Balance as of July 16, 2021	$188,373
Change in estimated fair value	(84,612)

Balance as of December 31, 2021	$103,761

The Company performs routine procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded.